Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000189003 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond ETF
Class Name	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance as supply shortages continued to support home prices, albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment. Positioning within Agency Mortgage-Backed Security (MBS) also benefited results despite an increase in volatility.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials. The Fund’s allocation to Emerging Market (EM) sovereign debt modestly benefited relative performance.
Top Detractors to Performance
  Duration and yield curve positioning was the main detractor from relative performance following the increase in sovereign yields.
  The Fund’s underweight in Investment Grade Credit, particularly Industrials, detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning detracted from relative results. During the period, the Fund used currency forwards and options to implement non-US rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps (CDX) were used to manage credit exposure and overall portfolio risk. EM credit default swap (CDX) positions had a neutral impact on performance during the period, and a small allocation to investment grade CDX also had a muted impact.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	3.33%	(0.43)%	1.90%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	1.35%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,993,460,441
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 5,611,114
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$1,993,460,441
Total number of portfolio holdings	1,558
Total investment management fees paid	$5,611,114
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	61%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.7%
U.S. Government Securities	31.6%
Corporate Bonds	22.8%
Asset & Commercial Mortgage-Backed Securities	18.3%
Foreign Government Obligations	2.1%
Municipal Bonds	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	(17.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000193047 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Opportunities ETF
Class Name	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds contributed positively to performance, particularly in the Tax, Utilities, Education, and Transportation sectors.
  Our underweight allocation to general obligation revenue bonds also added to performance, especially within the Local GO (General Obligation) segment.
Top Detractors to Performance
  The primary detractor from the Fund’s performance from a sector perspective was the out-of-benchmark sector allocation to high-yield revenue bonds, particularly within the Industrial Development and Resource Recovery sectors.
  Duration and yield curve positioning also detracted from performance, as the Fund was overweight the long end of the yield curve which sold off during the period.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	1.41%	0.93%	2.31%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	1.99%	0.63%	1.94%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.76%

Performance Inception Date	Dec. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 585,186,773
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 1,466,867
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$585,186,773
Total number of portfolio holdings (excluding derivatives, if any)	572
Total investment management fees paid	$1,466,867
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Texas	12.9%
Illinois	9.2%
New York	9.0%
California	6.3%
Colorado	3.8%
Alabama	3.7%
Connecticut	3.7%
Wisconsin	3.3%
Pennsylvania	3.1%
Massachusetts	3.0%
Other*	38.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other along with U.S. Government Agencies.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.

Material Fund Change Risks Change [Text Block]	In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000193049 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond ETF
Class Name	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg U.S. Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended July 31, 2025. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed. Higher-yielding sectors generally performed better than other risk assets. Tax-Exempt Municipals were notable underperformers relative to Treasuries and other risk assets because of elevated yields and heavy supply.
Top Contributors to Performance
  Sector selection due to the overweight to the Tax-Exempt Federal Agency and Tax-Exempt Other Revenue sectors was positive. Although it was a difficult year for Tax-Exempt Municipals, these sectors outperformed the broad municipal index which benefited the fund’s performance given the overweight exposure.
  Security selection within the Tax-Exempt Healthcare, Tax-Exempt General Obligation (GOs) and Tax-Exempt Utility sectors was a positive factor due to notable impacts from multiple issues and issuers.
Top Detractors to Performance
  Duration impacts were notably negative due to the overweight allocation to long (i.e., 10 years and longer) maturity tax-exempt bonds. During the period, yields for Tax-Exempt Municipals rose which negatively impacted both absolute and relative performance.
  Tax-exempt new issuance over the period was extremely heavy as municipalities faced inflationary pressures to fund new projects and uncertain funding from the federal government. Many issuers with healthy balance sheets felt it was better to secure financing in calm markets rather than wait.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Ltd. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended July 31, 2025	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	(1.52)%	(0.40)%	1.62%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.92%

Performance Inception Date	Apr. 18, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 388,171,058
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 1,639,498
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2025
Fund's net assets	$388,171,058
Total number of portfolio holdings	221
Total investment management fees paid	$1,639,498
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	87.6%
U.S. Government Agencies^	5.7%
Short-Term Investments	5.6%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000200624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford AAA CLO ETF
Class Name	Hartford AAA CLO ETF
Trading Symbol	TRPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  The portfolio’s credit quality positioning was the primary contributor to performance during the period. The fund has flexibility to invest up to 20% in AA or A-rated Collateralized Loan Obligations (CLOs) to enhance income and total return potential. The fund averaged an allocation of approximately 12% outside of AAA-rated CLOs during the period, which provided the portfolio with additional yield and return.
Top Detractors to Performance
  The Fund’s lower allocation to AAA-rated CLOs detracted marginally from relative returns.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	5.90%	2.94%	3.34%
JP Morgan CLOIE AAA Index	5.97%	4.67%	4.04%
Bloomberg 1-3 Year US Government/Credit Index	4.68%	1.54%	2.25%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	1.63%

Performance Inception Date	May 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 108,841,990
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 231,366
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$108,841,990
Total number of portfolio holdings (excluding derivatives, if any)	123
Total investment management fees paid	$231,366
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	99.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in private placements and replace it with a reference to investments in restricted securities. In addition, “Mortgage-Related and Asset-Backed Securities Risk” was removed from the principal risks for the Fund. These changes result from the change in the Fund’s investment strategy that was completed in 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in private placements and replace it with a reference to investments in restricted securities. In addition, “Mortgage-Related and Asset-Backed Securities Risk” was removed from the principal risks for the Fund. These changes result from the change in the Fund’s investment strategy that was completed in 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.

Material Fund Change Risks Change [Text Block]	In addition, “Mortgage-Related and Asset-Backed Securities Risk” was removed from the principal risks for the Fund. These changes result from the change in the Fund’s investment strategy that was completed in 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000217911 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Bond ETF
Class Name	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) contributed positively to relative performance as supply shortages continued to support home prices albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment.
  The Fund’s security selection within Investment Grade Credit and an overweight to Utilities was beneficial for performance over the period.
Top Detractors to Performance
  Duration and yield curve positioning was the main detractor from relative performance following the increase in sovereign yields.
  An allocation to Treasury Inflation-Protected Securities (TIPS) was a modest detractor from results.
  Within Investment Grade credit, an underweight to Industrials detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning detracted from relative results. Credit default swaps (CDX) were used to manage credit exposure and overall portfolio risk. Investment grade CDX positions had a muted impact on performance.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (February 19, 2020)
Fund	3.59%	(1.01)%	0.29%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	0.00%

Performance Inception Date	Feb. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 336,717,313
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 849,710
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$336,717,313
Total number of portfolio holdings	881
Total investment management fees paid	$849,710
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	47%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	40.1%
U.S. Government Agencies^	31.4%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	17.8%
Foreign Government Obligations	1.5%
Municipal Bonds	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	(14.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230284 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Strategic Income ETF(formerly, Hartford Sustainable Income ETF)
Class Name	Hartford Strategic Income ETF(formerly, Hartford Sustainable Income ETF)
Trading Symbol	HFSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Strategic Income ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  An allocation to High Yield was the top positive contributor to relative performance, led by Industrials and Financials, and an allocation to Bank Loans Industrial Issuers also aided relative results. The Fund’s allocation to convertible bonds focused on digitization and healthcare innovation themes also had a positive impact on relative performance.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign debt, contributed positively to relative performance amid spread narrowing.
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s positioning within Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance as supply shortages continued to support home prices, albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment. Positioning within Agency Mortgage-Backed Security (MBS) Passthroughs also benefited results.
  The Fund implemented tactical duration and yield curve positioning relative to the benchmark which helped results over the period.
Top Detractors to Performance
  The Fund’s positioning within Investment Grade Credit negatively affected relative performance.
  The Fund’s Developed Government Bond positioning hurt results overall following the increase in sovereign yields.
The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results. During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which detracted modestly from results in aggregate. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio which had a small negative impact on results. Credit swaps (CDX and iTRAXX) were used to manage credit exposure and overall portfolio risk. EM Credit Default Swap (CDX) positions had a neutral impact on performance during the period, while high yield CDX contributed positively to results.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (September 21, 2021)
Fund	7.98%	1.91%
Bloomberg US Aggregate Bond Index	3.38%	(1.21)%

Performance Inception Date	Sep. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 165,447,885
Holdings Count | Holding	776
Advisory Fees Paid, Amount	$ 460,848
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$165,447,885
Total number of portfolio holdings	776
Total investment management fees paid	$460,848
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	136%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	33.6%
Asset & Commercial Mortgage-Backed Securities	20.2%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	10.1%
U.S. Government Agencies^	9.9%
Convertible Bonds	7.2%
Foreign Government Obligations	5.6%
Preferred Stocks	1.0%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Other Assets & Liabilities	(6.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000230731 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Large Cap Growth ETF
Class Name	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 1000 Growth Index, posted positive returns during the trailing twelve-month period ended July 31, 2025.
Top Contributors to Performance
  Security selection was the primary driver of the Fund’s positive relative performance with strong selections in Industrials, Information Technology, and Health Care sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to returns. The effect of allocation decisions was driven by the Fund’s overweight to Communication Services and underweight to Consumer Staples.
  The largest individual relative contributors during the period included overweight positions in Spotify Technology (Communication Services), Axon Enterprise (Industrials), and Broadcom (Information Technology).
Top Detractors to Performance
  The largest individual relative detractors during the period included an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in Uber Technologies (Industrials).
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (November 09, 2021)
Fund	25.75%	7.00%
Russell 1000 Growth Index	23.75%	11.24%
Russell 1000 Index	16.54%	9.23%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 160,204,598
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 794,307
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$160,204,598
Total number of portfolio holdings (excluding derivatives, if any)	51
Total investment management fees paid	$794,307
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	47.6%
Communication Services	18.6%
Consumer Discretionary	12.2%
Health Care	8.3%
Financials	5.4%
Industrials	2.8%
Real Estate	1.8%
Utilities	0.9%
Energy	0.8%
Consumer Staples	0.4%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in American Depositary Receipts and add a reference to investments in the communications services sector. In addition, the following risks were removed from the principal risks of the Fund and designated instead as secondary risks: Depositary Receipts Risk, Foreign Investments Risk and Cash Transactions Risk. Active Trading Risk was removed from the Fund’s principal risks and from the Prospectus. These changes result from the Fund’s conversion from a semi-transparent ETF to a fully transparent ETF subject to Rule 6c-11 under the Investment Company Act of 1940, as amended, that was completed during 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in American Depositary Receipts and add a reference to investments in the communications services sector. In addition, the following risks were removed from the principal risks of the Fund and designated instead as secondary risks: Depositary Receipts Risk, Foreign Investments Risk and Cash Transactions Risk. Active Trading Risk was removed from the Fund’s principal risks and from the Prospectus. These changes result from the Fund’s conversion from a semi-transparent ETF to a fully transparent ETF subject to Rule 6c-11 under the Investment Company Act of 1940, as amended, that was completed during 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.

Material Fund Change Risks Change [Text Block]	In addition, the following risks were removed from the principal risks of the Fund and designated instead as secondary risks: Depositary Receipts Risk, Foreign Investments Risk and Cash Transactions Risk. Active Trading Risk was removed from the Fund’s principal risks and from the Prospectus. These changes result from the Fund’s conversion from a semi-transparent ETF to a fully transparent ETF subject to Rule 6c-11 under the Investment Company Act of 1940, as amended, that was completed during 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000244148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Quality Value ETF
Class Name	Hartford Quality Value ETF
Trading Symbol	QUVU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Quality Value ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) value equities, as measured by the Russell 1000 Value Index, rose over the trailing twelve-month period ending July 31, 2025, supported by strong corporate earnings, resilient consumer spending, and a rebound in technology stocks, despite interspersed periods of heightened volatility from trade tensions and inflation concerns.
Top Contributors to Performance
  Security selection within the Energy and Financials sectors contributed positively to relative performance.
  Overweight allocations to Consumer Staples, Utilities, and Communication Services also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Philip Morris International (Consumer Staples), Morgan Stanley (Financials), and a non-benchmark allocation to Broadcom (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Healthcare, and Materials sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was also a modest relative detractor during the period due to the Fund’s underweight allocation to Industrials and overweight allocation to the Healthcare and Energy sectors.
  The largest individual detractors over the period were overweight positions in UnitedHealth Group (Healthcare), Elevance Health (Healthcare), and Merck (Healthcare).
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	2.34%	11.23%	8.16%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 172,620,542
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 790,895
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$172,620,542
Total number of portfolio holdings (excluding derivatives, if any)	65
Total investment management fees paid	$790,895
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	23.8%
Industrials	12.7%
Health Care	12.4%
Information Technology	10.6%
Communication Services	7.0%
Utilities	7.0%
Energy	6.8%
Consumer Staples	5.9%
Consumer Discretionary	5.0%
Real Estate	4.3%
Materials	3.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.

Material Fund Change Risks Change [Text Block]	In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf